Derivative financial instruments and Short positions (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 811,921,799	R$ 393,351,898	R$ 418,137,448
Option contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	857,662,210	1,150,540,616	1,130,172,099
Option contract [member] | Up To 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	695,558,723	632,690,834
Option contract [member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	110,627,263	392,814,885
Option contract [member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	51,476,224	125,034,897
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	325,170,914	278,348,786	287,984,278
Futures contract [member] | Up To 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	168,364,770	199,359,807
Futures contract [member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	70,492,546	22,626,385
Futures contract [member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	86,313,598	56,362,594
Forward Contracts And Others [Member]
IfrsStatementLineItems [Line Items]
Notional amount	331,009,278	152,669,932	167,611,313
Forward Contracts And Others [Member] | Up To 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	187,900,674	76,955,710
Forward Contracts And Others [Member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	90,382,978	44,449,708
Forward Contracts And Others [Member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	52,725,626	31,264,514
Forward Contracts And Others 2 [Member]
IfrsStatementLineItems [Line Items]
Notional amount		152,669,932	167,611,313
Trading Assets [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	402,812,781	393,351,898	R$ 418,137,448
Trading Assets [Member] | Swap contract [member] | Up To 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	148,297,617	45,216,039
Trading Assets [Member] | Swap contract [member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	146,064,207	55,756,566
Trading Assets [Member] | Swap contract [member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 517,559,975	R$ 292,379,293